Employee benefits - Share-based payment - General information (Details) - Orange Vision 2020 free share award plan [member] employee in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Oct. 25, 2017 employee country shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Free share units authorized (in shares)		9.2
Estimated maximum issue of shares (in shares)		9.1
Number of employees | employee		144
Number of countries | country		87
Percentage of adjusted EBITDA including banking activities (as a percent)	50.00%
Percentage of organic cash flow excluding banking activities (as a percent)	50.00%
Period of approval of budget	3 years
Period of assessment of performance	3 years